Themes US Cash Flow Champions ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 9.3%
Huntington Bancshares, Inc./OH	202	$2,662
JPMorgan Chase & Co.	144	29,125
M&T Bank Corp.	23	3,481
PNC Financial Services Group, Inc.	56	8,707
US Bancorp	208	8,258
		52,233

Consumer Discretionary Products - 1.5%
Lennar Corp. - Class A	35	5,245
PulteGroup, Inc.	31	3,413
		8,658

Consumer Staple Products - 2.2%
Altria Group, Inc.	250	11,387
Molson Coors Beverage Co. - Class B	24	1,220
		12,607

Financial Services - 8.5%
American Express Co.	83	19,219
Ameriprise Financial, Inc.	14	5,981
Capital One Financial Corp.	53	7,338
Cboe Global Markets, Inc.	15	2,551
Discover Financial Services	35	4,578
Fidelity National Financial, Inc.	36	1,779
Rocket Cos., Inc. - Class A (a)	20	274
Synchrony Financial	58	2,737
T Rowe Price Group, Inc.	31	3,574
		48,031

Health Care - 21.4%
AbbVie, Inc.	160	27,443
Bristol-Myers Squibb Co.	285	11,836
Cardinal Health, Inc.	35	3,441
CVS Health Corp.	182	10,749
Gilead Sciences, Inc.	175	12,007
McKesson Corp.	19	11,097
Pfizer, Inc.	807	22,580
Quest Diagnostics, Inc.	16	2,190
Regeneron Pharmaceuticals, Inc. (a)	15	15,765
Royalty Pharma PLC - Class A	53	1,398
Viatris, Inc.	170	1,807
		120,313

Industrial Products - 0.3%
Snap-on, Inc.	7	1,830

Insurance - 14.2%
Aflac, Inc.	75	6,698
Allstate Corp.	37	5,908
Arch Capital Group Ltd. (a)	50	5,045
Chubb Ltd.	58	14,795
Cincinnati Financial Corp.	22	2,598
Everest Group Ltd.	5	1,905
Globe Life, Inc.	13	1,070
Hartford Financial Services Group, Inc.	43	4,323
Markel Group, Inc. (a)	2	3,151
MetLife, Inc.	89	6,247
Principal Financial Group, Inc.	34	2,667
Progressive Corp.	82	17,032
Travelers Cos., Inc.	32	6,507
W R Berkley Corp.	28	2,200
		80,146

Materials - 2.8%
Dow, Inc.	101	5,358
LyondellBasell Industries NV - Class A	36	3,444
Mosaic Co.	46	1,329
Nucor Corp.	34	5,375
		15,506

Media - 1.1%
Expedia Group, Inc. (a)	19	2,394
Fox Corp. - Class A	35	1,203
Omnicom Group, Inc.	27	2,422
		6,019

Oil & Gas - 26.0%(b)
Cheniere Energy, Inc.	34	5,944
Chevron Corp.	185	28,938
ConocoPhillips	172	19,673
Coterra Energy, Inc.	105	2,800
Devon Energy Corp.	89	4,219
Diamondback Energy, Inc.	24	4,805
EOG Resources, Inc.	82	10,321
Exxon Mobil Corp.	327	37,644
Marathon Petroleum Corp.	53	9,194
Occidental Petroleum Corp.	98	6,177
Phillips 66	64	9,035
Valero Energy Corp.	48	7,525
		146,275

Retail & Wholesale - Discretionary - 1.4%
Best Buy Co., Inc.	27	2,276
eBay, Inc.	75	4,029
LKQ Corp.	36	1,497
		7,802

Retail & Wholesale - Staples - 1.7%
Archer-Daniels-Midland Co.	75	4,534
Kroger Co.	100	4,993
		9,527

Software & Technology Services - 1.2%
Cognizant Technology Solutions Corp. - Class A	71	4,828
Zoom Video Communications, Inc. - Class A (a)	36	2,131
		6,959

Tech Hardware & Semiconductors - 7.8%
Broadcom, Inc.	22	35,322
HP, Inc.	138	4,833
NetApp, Inc.	29	3,735
		43,890
TOTAL COMMON STOCKS (Cost $504,630)		559,796

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (c)	2,578	2,578
TOTAL SHORT-TERM INVESTMENTS (Cost $2,578)		2,578

TOTAL INVESTMENTS - 99.9% (Cost $507,208)		562,374
Other Assets in Excess of Liabilities - 0.1%		511
TOTAL NET ASSETS - 100.0%		$562,885

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes US Cash Flow Champions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$559,796	$–	$–	$559,796
Money Market Funds	2,578	–	–	2,578
Total Investments	$562,374	$–	$–	$562,374

Refer to the Schedule of Investments for additional information.